Income Taxes	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes
The provision for (benefit from) income taxes consists of the following:

	Year Ended December 31,
	2014	2013	2012
Current
Federal	$(1)	$(4)	$(109)
State	4	12	(16)
Foreign	79	36	7
Current income tax provision (benefit)	82	44	(118)

Deferred
Federal	89	28	93
State	2	8	20
Foreign	(26)	1	15
Deferred income tax provision	65	37	128
Provision for income taxes	$147	$81	$10

Pretax income for domestic and foreign operations consists of the following:

	Year Ended December 31,
	2014	2013	2012
United States (a)	$248	$4	$233
Foreign	144	93	67
Pretax income	$392	$97	$300
__________

(a)	For the years ended December 31, 2014, 2013 and 2012, includes corporate debt extinguishment costs of $56 million, $147 million and $75 million, respectively.
Current and non-current deferred income tax assets and liabilities are comprised of the following:

	As of December 31,
	2014	2013
Current deferred income tax assets:
Accrued liabilities and deferred revenue	$188	$209
Provision for doubtful accounts	7	12
Acquisition and integration-related liabilities	6	10
Unrealized hedge loss	1	—
Convertible note hedge	—	1
Valuation allowance (a)	(22)	(28)
Current deferred income tax assets	180	204

Current deferred income tax liabilities:
Accrued liabilities and deferred revenue	—	5
Prepaid expenses	21	22
Current deferred income tax liabilities	21	27
Current deferred income tax assets, net	$159	$177

Non-current deferred income tax assets:
Net tax loss carryforwards	$1,483	$1,431
Accrued liabilities and deferred revenue	109	137
Depreciation and amortization	23	15
Tax credits	75	75
Acquisition and integration-related liabilities	2	16
Other	57	46
Valuation allowance (a)	(297)	(319)
Non-current deferred income tax assets	1,452	1,401

Non-current deferred income tax liabilities:
Depreciation and amortization	96	101
Other	4	1
Non-current deferred income tax liabilities	100	102
Non-current deferred income tax assets, net	$1,352	$1,299
__________

(a)
The valuation allowance of $319 million at December 31, 2014 relates to tax loss carryforwards, foreign tax credits and certain deferred tax assets of $249 million, $46 million and $24 million, respectively. The valuation allowance will be reduced when and if the Company determines it is more likely than not that the related deferred income tax assets will be realized. The valuation allowance of $347 million at December 31, 2013 relates to tax loss carryforwards, foreign tax credits and certain deferred tax assets of $279 million, $46 million and $22 million, respectively.

Deferred income tax assets and liabilities related to vehicle programs are comprised of the following:

	As of December 31,
	2014	2013
Deferred income tax assets:
Depreciation and amortization	$54	$51
	54	51
Deferred income tax liabilities:
Depreciation and amortization	2,321	2,228
	2,321	2,228
Deferred income tax liabilities under vehicle programs, net	$2,267	$2,177

At December 31, 2014, the Company had U.S. federal net operating loss carryforwards of approximately $3.5 billion, most of which expire in 2031. Such net operating loss carryforwards are primarily related to accelerated depreciation of the Company’s U.S. vehicles. Currently, the Company does not record valuation allowances on the majority of its U.S. federal tax loss carryforwards as there are adequate deferred tax liabilities that could be realized within the carryforward period. At December 31, 2014, the Company had foreign net operating loss carryforwards of approximately $459 million with an indefinite utilization period. No provision has been made for U.S. federal deferred income taxes on approximately $853 million of accumulated and undistributed earnings of foreign subsidiaries at December 31, 2014, since it is the present intention of management to reinvest the undistributed earnings indefinitely in those foreign operations. The determination of the amount of unrecognized U.S. federal deferred income tax liability for unremitted earnings is not practicable.
The reconciliation between the U.S. federal income tax statutory rate and the Company’s effective income tax rate is as follows:

	Year Ended December 31,
	2014	2013	2012
U.S. federal statutory rate	35.0%	35.0%	35.0%
Adjustments to reconcile to the effective rate:
State and local income taxes, net of federal tax benefits	3.3	4.1	4.9
Changes in valuation allowances (a)	(3.0)	15.5	0.9
Taxes on foreign operations at rates different than statutory U.S. federal rates	1.4	5.9	—
Resolution of prior years’ examination issues	—	—	(42.5)
Non-deductible debt extinguishment costs	—	18.8	4.7
Non-deductible transaction-related costs	—	3.2	0.3
Other non-deductible expenses	0.9	2.3	0.6
Other	(0.1)	(1.3)	(0.6)
	37.5%	83.5%	3.3%

__________

(a)	For the year ended December 31, 2013, includes 13.1% related to our impairment expense.

The following is a tabular reconciliation of the gross amount of unrecognized tax benefits for the year:

	2014	2013	2012
Balance at January 1	$63	$54	$186
Additions for tax positions related to current year	5	4	4
Additions for tax positions for prior years	5	9	5
Reductions for tax positions for prior years	(8)	—	(140)
Settlements	(2)	—	(1)
Statute of limitations	—	(4)	—
Balance at December 31	$63	$63	$54

In 2012, the Company recorded a reduction in its unrecognized tax benefits primarily due to an effective settlement of $128 million for pre-2007 taxes. The Company does not anticipate that total unrecognized tax benefits will change significantly in 2015.
Substantially all of the gross amount of the unrecognized tax benefits at December 31, 2014, 2013 and 2012, if recognized, would affect the Company’s provision for, or benefit from, income taxes. As of December 31, 2014, the Company’s unrecognized tax benefits were offset by tax loss carryforwards in the amount of $18 million.
The following table presents unrecognized tax benefits:

	As of December 31,
	2014	2013
Unrecognized tax benefit in non-current income taxes payable (a)	$45	$44
Accrued interest payable on potential tax liabilities (b)	30	28
__________

(a)
Pursuant to the agreements governing the disposition of certain subsidiaries in 2006, the Company is entitled to indemnification for certain pre-disposition tax contingencies. As of December 31, 2014 and 2013, $16 million and $15 million, respectively, of unrecognized tax benefits are related to tax contingencies for which the Company believes it is entitled to indemnification.

(b)
The Company recognizes potential interest related to unrecognized tax benefits within interest expense related to corporate debt, net on the accompanying Consolidated Statements of Operations. Penalties incurred during the twelve months ended December 31, 2014, 2013 and 2012, were not significant and were recognized as a component of income taxes.